UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 69.3%
Agriculture: 3.1%
139,729	Calavo Growers, Inc. *	$9,191,374

Aircraft & Parts: 2.4%
152,232	B/E Aerospace, Inc.	7,282,018

Application Software: 3.2%
168,066	Microsoft Corp.	9,525,981

Commercial Services: 2.0%
49,919	Ecolab, Inc.	5,909,411

Consumer Finance: 5.0%
405,542	PayPal Holdings, Inc. **	15,102,384

Diversified Banks: 2.2%
138,548	Wells Fargo & Co.	6,646,148

Diversified Metals & Mining: 1.9%
129,342	Newmont Mining Corp.	5,691,048

Financial Services: 5.9%
76,802	The Bank of New York Mellon Corp.	3,025,999
154,198	MasterCard, Inc. - Class A *	14,685,817
		17,711,816
Food & Beverage: 4.2%
98,103	Anheuser-Busch InBev NV - ADR *	12,698,452

Food Services: 5.4%
452,877	Aramark	16,235,640

Holding Companies: 3.6%
75,593	Berkshire Hathaway, Inc. **	10,905,802

Internet Software & Services: 3.5%
13,355	Alphabet, Inc. - Class A *,**	10,568,346

Investment Banking & Brokerage: 3.7%
176,496	The Charles Schwab Corp.	5,016,017
246,353	E*TRADE Financial Corp. **	6,178,533
		11,194,550
Medical Equipment: 3.0%
57,331	Thermo Fisher Scientific, Inc.	9,106,456

Mortgage Insurance: 1.1%
470,517	MGIC Investment Corp. *,**	3,383,017

Movies & Entertainment: 2.2%
84,696	Time Warner, Inc.	6,491,948

Packaged Foods & Meats: 10.7%
129,281	ConAgra Foods, Inc.	6,045,180
21,596	Lancaster Colony Corp.	2,806,616
164,828	Mondelez International, Inc. - Class A	7,249,136
471,617	Snyder’s-Lance, Inc. *	16,157,598
		32,258,530
Regional Banks: 6.2%
759,072	Seacoast Banking Corp. of Florida *,**	12,122,380
288,572	State Bank Financial Corp.	6,313,955
		18,436,335
TOTAL COMMON STOCKS
(Cost $185,643,658)		208,339,256

REAL ESTATE INVESTMENT TRUSTS: 6.3%
361,116	Potlatch Corp. *	13,812,687
161,566	Weyerhaeuser Co.	5,286,440
		19,099,127
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $15,354,890)		19,099,127

Principal
CONVERTIBLE BONDS: 0.1%
Mortgage Insurance: 0.1%
$ 200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (Acquired 1/3/2014 through 4/3/2014, Cost $235,073) *,^	235,375
TOTAL CONVERTIBLE BONDS
(Cost $235,073)		235,375

Shares
INVESTMENT COMPANIES: 3.1%
71,446	SPDR Gold Shares **	9,215,105
TOTAL INVESTMENT COMPANIES
(Cost $8,973,560)		9,215,105

OTHER SECURITIES: 3.0%
Miscellaneous Put Options less than 0.5% of Total Investments **		8,896,790
TOTAL OTHER SECURITIES
(Cost $14,955,375)		8,896,790

TOTAL INVESTMENTS IN SECURITIES: 81.8%
(Cost $225,162,556)		245,785,653
Other Assets in Excess of Liabilities: 18.2%		54,784,135
TOTAL NET ASSETS: 100.0%		$300,569,788

ADR	American Depositary Receipt
*	All or a portion of the shares of this security have been committed as collateral for securities sold short.
**	Non-income producing security
^
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the value of this security was $235,375 or 0.1% of net assets.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JULY 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 48.8% *
Apparel, Accessories & Luxury: 1.6%
110,000	Coach, Inc.	$4,742,100

Apparel Retail: 3.2%
126,567	Dick’s Sporting Goods, Inc.	6,491,621
52,700	Foot Locker, Inc.	3,141,974
		9,633,595

Asset Management & Custody Banks: 3.3%
27,439	BlackRock, Inc.	10,049,534

Automobile Manufacturers: 1.1%
13,466	Tesla Motors, Inc.	3,161,682

Automotive Parts: 3.5%
108,006	Gentherm, Inc.	3,624,681
61,489	Lear Corp.	6,975,927
		10,600,608
Computer Hardware: 1.3%
113,961	Intel Corp.	3,972,680

Construction & Engineering: 1.3%
30,921	Comfort Systems USA, Inc.	939,380
32,346	Dycom Industries, Inc.	3,042,141
		3,981,521
Construction & Farm Machinery & Heavy Trucks: 3.4%
123,285	Caterpillar, Inc.	10,203,067

Construction Machinery & Heavy Trucks: 1.8%
100,000	Oshkosh Corp.	5,509,000

Consumer Finance: 1.9%
279,029	The Western Union Co.	5,580,580

Health Care Technology: 1.0%
22,500	athenahealth, Inc.	2,875,275

Home Furnishing Retail: 1.5%
59,443	Tempur Sealy International, Inc.	4,495,674

Housewares & Specialties: 3.0%
173,930	Newell Brands, Inc.	9,124,368

Industrial Conglomerates: 1.5%
42,400	Carlisle Companies., Inc.	4,379,496

Internet Retail: 1.4%
45,486	Netflix, Inc.	4,150,597

Internet Software & Services: 1.5%
56,491	Alibaba Group Holding Ltd. - ADR	4,659,378

Investment Companies: 1.5%
63,030	T. Rowe Price Group, Inc.	4,455,591

Leisure Products: 1.5%
88,488	Brunswick Corp.	4,390,775

Life Sciences Tools & Services: 1.2%
70,000	Cambrex Corp.	3,668,700

Miscellaneous Manufacturing: 0.4%
17,453	Dover Corp.	1,246,668

Regional Banks: 1.1%
91,543	Bank of the Ozarks, Inc.	3,294,633

Restaurants: 4.8%
112,222	Dave & Buster’s Entertainment, Inc.	4,993,879
127,195	Dunkin’ Brands Group, Inc.	5,763,205
49,000	Papa John’s International, Inc.	3,623,550
		14,380,634
Semiconductors: 3.2%
29,239	Broadcom Ltd.	4,736,133
59,756	NXP Semiconductors NV	5,024,882
		9,761,015
Specialized Finance: 1.6%
28,433	Factset Research Systems, Inc.	4,889,339

Steel Processors: 1.2%
44,200	Reliance Steel & Aluminum Co.	3,467,048

TOTAL COMMON STOCKS
(Proceeds $140,244,177)		146,673,558

REAL ESTATE INVESTMENT TRUSTS: 4.9% *
35,285	Simon Property Group, Inc.	8,011,107
57,500	SL Green Realty Corp.	6,774,650
		14,785,757
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $13,076,707)		14,785,757

INVESTMENT COMPANIES: 1.0% *
21,000	iShares 20+ Year Treasury Bond ETF	2,972,760
TOTAL INVESTMENT COMPANIES
(Proceeds $2,903,094)		2,972,760

TOTAL SECURITIES SOLD SHORT: 54.7%
(Proceeds $156,223,978)		$164,432,075

Percentages are stated as a percent of net assets.
*	Non-income producing security
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds

The cost basis of investments at July 31, 2016 was as follows+:

Cost of investments	$225,162,556
Gross unrealized appreciation	28,757,852
Gross unrealized depreciation	(8,134,755)
Net unrealized appreciation	$20,623,097

+Because tax adjustments are calculated annually at the end of the Otter Creek Long/Short Opportunity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of July 31, 2016. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$208,339,256	$-	$-	$208,339,256
Real Estate Investment Trusts	19,099,127	-	-	19,099,127
Convertible Bonds	-	235,375	-	235,375
Investment Companies	9,215,105	-	-	9,215,105
Other Securities	-	8,896,790	-	8,896,790
Total Investments in Securities	$236,653,488	$9,132,165	$-	$245,785,653

Securities sold short at fair value
Common Stocks	$146,673,558	$-	$-	$146,673,558
Real Estate Investment Trusts	14,785,757	-	-	14,785,757
Investment Companies	2,972,760	-	-	2,972,760
Total Securities Sold Short	$164,432,075	$-	$-	$164,432,075

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended July 31, 2016.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The average number of purchased options contracts held by the Fund during the period at fiscal quarter ends was 49,060. The following table presents the fair value of derivative instruments, held long or sold short by the Fund at July 31, 2016:

	Asset Derivatives as of July 31, 2016		Liability Derivatives as of July 31, 2016
Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts: Put Options Purchased	Investments in securities, at value	$8,896,790	None	$-

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date       September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date       September 22, 2016

By (Signature and Title)*    /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date       September 22, 2016

* Print the name and title of each signing officer under his or her signature.